Condensed Statements of Operations (Unaudited) (Parentheticals) - $ / shares	3 Months Ended		9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Common stock subject to possible redemption [Member]
Weighted average shares outstanding, basic and diluted (in Shares)	10,700,000		10,700,000	4,209,836
Basic and diluted net income (loss) per share	$ 0.03	$ 0.00	$ 0.23	$ 0.88
Common Stock not subject to possible redemption [Member]
Weighted average shares outstanding, basic and diluted (in Shares)	2,850,000	2,500,000	2,850,000	2,743,852
Basic and diluted net income (loss) per share	$ 0.03	$ 0.00	$ 0.23	$ 0.88